Fees Summary	Oct. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,957,100
Previously Paid Amount
Total Fee Amount	2,065.58
Total Offset Amount
Net Fee	$ 2,065.58